Pension and Post-Retirement and Post-Employment Benefits - Changes in Fair Value of Financial Instruments Classified in Level 3 (Detail) (Level 3 [Member], CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Level 3 [Member]
Fair Value Of Financial Instruments [Line Items]
Fair value of plan assets, beginning of year	119	106
Realized and unrealized gains	30	23
Purchases	23
Sales and disbursements	(28)	(10)
Fair value of plan assets, end of year	144	119